Income Tax (Details 1) - USD ($)	Aug. 31, 2020	Aug. 31, 2019
Income Tax Disclosure [Abstract]
Non-capital losses	$ 5,588,526	$ 5,022,440
Marketable securities	2,300	2,300
Total unrecognized deferred tax assets	$ 5,590,826	$ 5,024,740